Fair Value of Financial Instruments - Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	R$ 76,660
Fair value, Beginning balance	1,640		R$ 83
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(6)
Fair value, Ending balance	109,942		76,660
Fair value, Ending balance	465,581		322,929
Total Gains or Losses (Unrealized)			0
Fair value, Beginning balance	41,854
Fair value, Ending balance	76,504		41,854
Fair value, Beginning balance	(47,828)
Fair value, Ending balance	(79,505)		(47,828)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	1,107		628	R$ (254)
Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	2
Fair value, Ending balance			2
Corporate securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	2
Fair value, Ending balance			2
Level 3 [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,719
Fair value, Beginning balance	34
Fair value, Beginning balance			2,833
Total gains or losses (realized / unrealized), Recognized in the result	7
Total gains or losses (realized / unrealized), Recognized in other comprehensive income			43
Purchases	248
Purchases			1,755
Settlements	(167)
Settlements			(907)
Transfers in and / or out of Level	(116)
Transfers in and / or out of Level			(662)
Fair value, Ending balance			34
Fair value, Ending balance	1,968		1,719
Total gains or losses (realized / unrealized),Recognized in the result	(1,160)		(1,300)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(47)
Purchases	1,619		76
Settlements	(779)		(68)
Transfers in and / or out of Level	569		30
Fair value, Ending balance	34		1,719
Total Gains or Losses (Unrealized)	(700)		(307)
Fair value, Beginning balance	103		142
Total gains or losses (realized / unrealized), Recognized in the result	89		(78)
Purchases	193		274
Settlements	(234)		(156)
Transfers in and / or out of Level	(46)		(79)
Fair value, Ending balance	105		103	142
Total Gains or Losses (Unrealized)	51		(1)
Fair value, Beginning balance	(85)		(26)
Total gains or losses (realized / unrealized), Recognized in the result	(93)		(17)
Purchases	(130)		(196)
Settlements	177		172
Transfers in and / or out of Level	21		(18)
Fair value, Ending balance	(110)		(85)	(26)
Total Gains or Losses (Unrealized)	(90)		(2)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	0
Level 3 [Member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	0
Level 3 [Member] | Swap [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	32		90
Total gains or losses (realized / unrealized), Recognized in the result	107		21
Purchases	10		2
Settlements	(11)		(2)
Transfers in and / or out of Level	(45)		(79)
Fair value, Ending balance	93		32	90
Total Gains or Losses (Unrealized)	91		31
Fair value, Beginning balance	(46)		(3)
Total gains or losses (realized / unrealized), Recognized in the result	(74)		(51)
Purchases	(12)		(10)
Settlements	1		36
Transfers in and / or out of Level	22		(18)
Fair value, Ending balance	(109)		(46)	(3)
Total Gains or Losses (Unrealized)	(90)		(17)
Level 3 [Member] | Other derivative financial instruments [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Total gains or losses (realized / unrealized), Recognized in the result	(19)
Purchases	(118)
Settlements	176
Fair value, Ending balance	(1)
Total Gains or Losses (Unrealized)	0
Level 3 [Member] | Options [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Transfers in and / or out of Level	(1)
Fair value, Beginning balance	71		52
Total gains or losses (realized / unrealized), Recognized in the result	(18)		(99)
Purchases	183		272
Settlements	(223)		(154)
Transfers in and / or out of Level			0
Fair value, Ending balance	12		71	52
Total Gains or Losses (Unrealized)	(40)	$ (32)
Fair value, Beginning balance	(39)		(23)
Total gains or losses (realized / unrealized), Recognized in the result			34
Purchases			(186)
Settlements			136
Fair value, Ending balance			(39)	(23)
Total Gains or Losses (Unrealized)			15
Level 3 [Member] | Corporate securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,719
Fair value, Beginning balance	34
Fair value, Beginning balance			2,833
Total gains or losses (realized / unrealized), Recognized in the result	7
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(6)		43
Purchases	248
Purchases			1,755
Settlements	(167)
Settlements			(907)
Transfers in and / or out of Level	(116)
Transfers in and / or out of Level			(662)
Fair value, Ending balance			34
Fair value, Ending balance	1,968		1,719
Total gains or losses (realized / unrealized),Recognized in the result	(1,160)		(1,300)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(47)
Purchases	1,619		76
Settlements	(779)		(68)
Transfers in and / or out of Level	569		30
Fair value, Ending balance	34		1,719
Total Gains or Losses (Unrealized)	(700)		(307)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	0
Level 3 [Member] | Corporate securities [member] | Shares [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance			1,268
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(285)
Transfers in and / or out of Level	(983)
Fair value, Ending balance				1,268
Level 3 [Member] | Corporate securities [member] | Real estate receivables certificates [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,444
Fair value, Beginning balance	26
Fair value, Beginning balance			1,411
Purchases	0
Purchases			573
Settlements	(26)
Settlements			(53)
Transfers in and / or out of Level			0
Fair value, Ending balance			26
Fair value, Ending balance	548		1,444
Total gains or losses (realized / unrealized),Recognized in the result	(726)		(487)
Purchases	263		26
Settlements	(433)
Fair value, Ending balance	26		1,444
Total Gains or Losses (Unrealized)	(14)		29
Level 3 [Member] | Corporate securities [member] | Debentures [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	225
Fair value, Beginning balance	1
Fair value, Beginning balance			85
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(2)
Purchases	604
Settlements			(222)
Transfers in and / or out of Level			262
Fair value, Ending balance			1
Fair value, Ending balance	1,350		225
Total gains or losses (realized / unrealized),Recognized in the result	(369)		(504)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income			6
Purchases	1,050		50
Settlements	(272)		(54)
Transfers in and / or out of Level	716
Fair value, Ending balance			225
Total Gains or Losses (Unrealized)	(635)		(336)
Level 3 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	7		31
Fair value, Beginning balance	8
Total gains or losses (realized / unrealized), Recognized in the result	7
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(6)		45
Purchases	248
Purchases			3
Settlements	(141)
Settlements			(51)
Transfers in and / or out of Level	(116)
Transfers in and / or out of Level			28
Fair value, Ending balance	3		8
Fair value, Ending balance	0		7
Total gains or losses (realized / unrealized),Recognized in the result	(6)		(4)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(53)
Purchases	69
Settlements	(12)		(14)
Transfers in and / or out of Level	(58)		30
Fair value, Ending balance	8		7	31
Level 3 [Member] | Corporate securities [member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	30
Fair value, Beginning balance			33
Purchases			567
Settlements			(575)
Transfers in and / or out of Level			31
Fair value, Ending balance			30
Total gains or losses (realized / unrealized),Recognized in the result	(2)		(26)
Purchases	10
Settlements	(38)
Transfers in and / or out of Level	0
Fair value, Ending balance	0		30
Level 3 [Member] | Corporate securities [member] | Financial credit bills [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	13		5
Total gains or losses (realized / unrealized), Recognized in other comprehensive income			6
Purchases	8
Settlements	(6)
Fair value, Ending balance	13
Total gains or losses (realized / unrealized),Recognized in the result	(2)
Purchases	0
Settlements	(5)
Fair value, Ending balance	6		R$ 13	R$ 5
Level 3 [Member] | Corporate securities [member] | Rural product note [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Purchases	227
Settlements	(19)
Transfers in and / or out of Level	(89)
Fair value, Ending balance	64
Total gains or losses (realized / unrealized),Recognized in the result	(55)
Total Gains or Losses (Unrealized)	R$ (51)